FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Safe liability, beginning	$ 26,282
Safe liability, ending	16,059	$ 26,282
Convertible Loans [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible loans, beginning	9,109
Issuance consideration	495	7,435
Repayment of principal and accrued interest	(1,384)
Changes in fair value	2,158	1,674
Convertible loans, ending	10,378	9,109
Safe Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Safe liability, beginning	26,282	26,577
Issuance consideration		2,350
Repayment of principal and accrued interest
Changes in fair value	(10,223)	(2,645)
Safe liability, ending	$ 16,059	$ 26,282